Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (24,621)	$ (10,693)
Share-based compensation	15,274	1,623
Issuance of restricted shares to investors	610
Depreciation and amortization	2,274	111
Decrease / (Increase) in other receivables	699	246
Decrease / (Increase) in trade payables	(549)	1,155
Decrease / (Increase) in other payables	(375)	1,238
Revaluation of financial liabilities at fair value	(1,516)	(949)
Financial expenses due to bridge loans principal amounts	23	(53)
Interest on leases	18	32
Interest expenses / (income) and revaluation of convertible notes	2,277	1,871
Interest expenses due to short term loan	1,315
Issuance of ordinary shares due to commitment fee		460
Issuance of ordinary shares due to underwriter’s fee		238
Issuance cost due to inducement		185
Issuance of warrants to the placement agent	426
Net cash flow used in operating activities	(4,145)	(4,536)
Cash flows from investing activities:
Purchase of property, plant and equipment		(166)
Capitalized development cost
Net cash flow used in investing activities		(166)
Cash flows from financing activities:
Payment of lease liabilities	(41)	(40)
Proceeds from issuance of convertible notes and security	3,426	350
Repayment of bridge loans	(250)	(30)
Proceeds from the issuance of Alpha new Note, warrants and derivative financial liability		2,025
Proceeds from (repayment of) Pre-Paid Advance		(423)
Proceeds from the issuance of shares and warrants		2,698
Exercise of warrants into ordinary shares		35
Overdraft		21
Repayment of short-term loan	(200)
Repayment of convertible notes	(246)
Net cash flow from financing activities	2,689	4,636
Increase (decrease) in cash and cash equivalents	(1,456)	(66)
Cash and cash equivalents at beginning of period	2,343	168
Exchange rate differences on cash and cash equivalent	(137)	(102)
Cash and cash equivalents at end of period	750
Appendix A – Non-Cash transactions during the period:
Conversion of financial liability into ordinary shares		597
Conversion of warrants into ordinary shares
Conversion of bridge loans and derivative financial liability into ordinary shares and warrants		128
Exercise of warrants into ordinary shares		458
Conversion of convertible notes into ordinary shares	3,204	2,346
Issuance cost due to inducement Alpha warrants B’s exercise price		107
Issuance of warrants to the placement agent – issuance expenses against additional paid in capital	$ (698)